Note 16 - Plant Restructuring (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Restructuring Charges, Total	$ 182	$ 5,626
Closing of Midwest and Northwest Plants [Member]
Restructuring Charges, Total		7,000
Restructuring Credit For Reduced Lease Liability		1,900
Closing of Midwest and Northwest Plants [Member] | Employee Severance [Member]
Restructuring Charges, Total	$ 200	1,200
Closing of Midwest and Northwest Plants [Member] | Lease Impairments [Member]
Restructuring Charges, Total		5,300
Closing of Midwest and Northwest Plants [Member] | Equipment Moves [Member]
Restructuring Charges, Total		$ 2,400